Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PUTNAM FUNDS TRUST
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class A
Trading Symbol	PMORX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.86%
[1]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Putnam Mortgage Opportunities Fund returned 12.91%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class A (without sales charge)	12.91	3.24	3.50
Class A (with sales charge)	8.39	2.40	3.03
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 543,213,623
Holdings Count | $ / shares	528	[2]
Advisory Fees Paid, Amount	$ 1,370,273
Investment Company Portfolio Turnover	12.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
[2]
Holdings [Text Block]		[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class C
Trading Symbol	PMOZX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.61%
[4]
Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Putnam Mortgage Opportunities Fund returned 12.06%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class C (without sales charge)	12.06	2.49	2.83
Class C (with sales charge)	11.06	2.49	2.83
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 543,213,623
Holdings Count | $ / shares	528	[5]
Advisory Fees Paid, Amount	$ 1,370,273
Investment Company Portfolio Turnover	12.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
[5]
Holdings [Text Block]		[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class I
Trading Symbol	PMOTX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.47%
[7]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class I shares of Putnam Mortgage Opportunities Fund returned 13.45%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class I (without sales charge)	13.45	3.63	3.88
Class I (with sales charge)	13.45	3.63	3.88
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 543,213,623
Holdings Count | $ / shares	528	[8]
Advisory Fees Paid, Amount	$ 1,370,273
Investment Company Portfolio Turnover	12.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
[8]
Holdings [Text Block]		[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class R6
Trading Symbol	PMOLX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$54	0.51%
[10]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R6 shares of Putnam Mortgage Opportunities Fund returned 13.40%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class R6 (without sales charge)	13.40	3.60	3.84
Class R6 (with sales charge)	13.40	3.60	3.84
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 543,213,623
Holdings Count | $ / shares	528	[11]
Advisory Fees Paid, Amount	$ 1,370,273
Investment Company Portfolio Turnover	12.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
[11]
Holdings [Text Block]		[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Mortgage Opportunities Fund
Class Name	Class Y
Trading Symbol	PMOYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$65	0.61%
[13]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class Y shares of Putnam Mortgage Opportunities Fund returned 13.21%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 5.46% and 0.50%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Exposure to commercial mortgage-backed securities (CMBS), which benefited from higher-than-anticipated payoff rates and refinancings, as well as sufficient property cash flows; spreads tightened notably since the regional bank-fueled selloff in early 2023.

↑
Residential mortgage-backed securities (RMBS), led by agency credit risk transfer (CRT) holdings. Borrower fundamentals remained strong and the housing market proved resilient despite affordability pressures and near record-low inventory. Spreads tightened across RMBS subsectors.

↑
Prepayment strategies, largely from agency interest-only (IO) securities. Prepayment speeds remained at historic lows and expectations for higher-for-longer interest rates supported a stable outlook during the period.

↑
A tactical overweight in mortgage basis positioning in the latter half of 2023 enabled the Fund to capitalize on the difference between longer-term U.S. Treasury yields and the interest rates on 30-year home mortgages when the basis tightened, and interest rates rallied.

Top detractors from performance:
↓	There were no significant detractors.
Use of derivatives and the impact on performance:
Futures and interest rate swaps were used to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. Credit default swaps were used to gain exposure to the CMBS sector and to hedge credit and market risks. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	Since Inception (4/7/2015)
Class Y (without sales charge)	13.21	3.48	3.75
Class Y (with sales charge)	13.21	3.48	3.75
Bloomberg U.S. Aggregate Index	1.31	-0.17	0.96
ICE BofA U.S. Treasury Bill Index	5.46	2.12	1.61
Bloomberg U.S. MBS Index	0.50	-0.85	0.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 543,213,623
Holdings Count | $ / shares	528	[14]
Advisory Fees Paid, Amount	$ 1,370,273
Investment Company Portfolio Turnover	12.43%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$543,213,623
Total Number of Portfolio Holdings*	528
Total Management Fee Paid	$1,370,273
Portfolio Turnover Rate	1,243%
[14]
Holdings [Text Block]		[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on
January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, the addition of a provision specifying that there are no third-party beneficiaries to the contracts, and (in some cases) certain non-substantive changes.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Includes derivatives, if applicable.

[9]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Includes derivatives, if applicable.

[15]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.